Fair value (Tables)	12 Months Ended
Dec. 31, 2025
Fair value
Schedule of carrying value and fair value of the financial assets

	Carrying value			Fair value
in 000€	2025	2024	2023	2025	2024	2023
Financial assets
Financial assets measured at amortized cost
Trade receivables (current)	54,938	53,052	52,698	54,938	53,052	52,698
Other financial assets (non-current)	408	423	493	408	423	493
Other current non-trade receivables	5,883	7,055	643	5,883	7,055	643
Cash & cash equivalents	133,918	102,304	127,573	133,918	102,304	127,573
Total financial assets measured at amortized cost	195,147	162,834	181,407	195,147	162,834	181,407
Financial assets at fair value through profit or loss
Derivatives	43	—	139
Convertible loan	—	3,994	3,744
Total financial assets measured at fair value through profit and loss	43	3,994	3,883

Schedule of carrying value and fair value of the financial liabilities

	Carrying value			Fair value
in 000€	2025	2024	2023	2025	2024	2023
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	63,113	41,284	64,398	62,965	39,518	63,062
Trade payables	20,125	23,348	21,196	20,125	23,348	21,196
Other liabilities	232	128	335	232	128	335
Total financial liabilities measured at amortized cost	83,470	64,760	85,929	83,322	62,994	84,593
Financial liabilities measured at fair value
Cash settled share based payments	—	—	—
Derivatives	—	374	—
Total financial liabilities measured at fair value	—	374	—
Total non-current	52,789	28,286	38,915
Total current	30,681	36,474	47,014

Schedule of financial assets at fair value through profit or loss

Convertible Loan Fluidda	Fair Value Evolution
in 000€	2025	2024	2023
As of 1 January,	3,994	3,744	3,494
Remeasurement	—	—	—
Repayment	(4,205)	—	—
Capitalized interest	211	250	250
As of 31 December,	—	3,994	3,744